Stockholder's Equity - Common Stock Shares (Details)	Sep. 30, 2020 Vote $ / shares shares	Jun. 30, 2020 $ / shares shares	Mar. 31, 2021 Vote $ / shares shares
STOCKHOLDERS' EQUITY
Common shares, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1		1
Common shares, shares issued (in shares)	2,156,250	2,156,250	2,421,106
Common shares, shares outstanding (in shares)	2,156,250	2,156,250	2,421,106
Maximum shares subject to forfeiture	281,250	281,250
Issue and outstanding shares, percent	20.00%	20.00%